TYPE:	13F-HR
PERIOD	06/30/2005
FILER
   CIK	0000860862
   CCC	iz#hzso5
SUBMISSION - CONTACT
   NAME	A. CIAPPINA, ESQ.
   PHONE 609-896-9060

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Train, Babcock Advisors LLC
Address: 	667 MADISON AVENUE
		NEW YORK, NY  10021

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ANTONINO CIAPPINA, ESQ.
Title:   Filer's Attorney
Phone:   609-896-9060


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]



                    		Form 13 F Information Table

OLUMN 1   COLUMN 2   COLUMN 3 COLUMN 4   COLUMN 5         COLUMN 6  COLUMN 7   COLUMN 8

  NAME      TITLE      CUSIP    VALUE    SHRS OR-SH/-PUT/  INVESTMEMT  OTHER      VOTING
OF ISSUER  OF CLASS	                 PRN AMT-PRN-CALL  DISCRETION  MAN.    AUTHORITY
								             SOLE/SHARED
						                                or NONE
----------------------------------------------------------------------------------------


3M Co.	     COMMON 88579Y101  1,120,650.00  15,500.00	     SOLE             15,500.00 SOLE

ABBOTT 	     COMMON 002824100  1,048,226.00  21,388.00	     SOLE 	      21,388.00	SOLE
    LABORATORIES

AETNA INC.   COMMON 00817Y108 28,696,716.00 346,495.00	     SOLE	     344,495.00	SOLE
									       2,000.00 NONE

ALTRIA 	     COMMON 02209S103	 620,736.00   9,600.00	     SOLE	       9,600.00	SOLE
    GROUP, INC.

AMERICAN     COMMON 026874107  7,739,385.00 133,208.00	     SOLE            131,509.00 SOLE
    INTERNATIONAL GRO                                                          1,699.00 NONE

APPLE	      OTC   037833100	 463,806.00  12,600.00	     SOLE	      12,600.00	SOLE
    COMPUTER INC

ARCHSTONE-   COMMON 039583109	 832,415.00  21,554.00	     SOLE	      21,554.00	SOLE
    SMITH TRUST

AUTOMATIC    COMMON 053015103	 275,743.00   6,570.00	     SOLE	       6,570.00	SOLE
    DATA PROCESSING

AVERY 	     COMMON 053611109	 272,744.00   5,150.00	     SOLE	       5,150.00	SOLE
    DENNISON CORP

BAKER 	     COMMON 057224107	 257,898.00   5,041.00	     SOLE              5,041.00	SOLE
    HUGHES INC

BANK OF      COMMON 060505104	 429,099.00   9,408.00	     SOLE	       9,408.00	SOLE
    AMERICA CORPORATION

BERKSHIRE    COMMON 084670108  3,173,000.00	 38.00	     SOLE	          38.00 SOLE
    HATHAWAY INC-CL

BERKSHIRE    COMMON 084670207  1,155,153.00 	415.00	     SOLE 		 415.00	SOLE
    HATHAWAY INC-CL

BIOMET INC   OTC    090613100 13,135,678.00 379,315.00       SOLE            376,015.00 SOLE
                                                                               3,300.00 NONE

BOSTON 	     COMMON 101137107  1,160,595.00  42,985.00	     SOLE	      42,985.00	SOLE
    SCIENTIFIC CORP.

BP PLC 	     COMMON 055622104  3,928,880.00  62,983.00	     SOLE             62,983.00 SOLE
    SPONS ADR

BRISTOL      COMMON 110122108	 639,688.00  25,608.00	     SOLE   	      25,608.00	SOLE
    -MYERS SQUIBB CO

CADBURY      COMMON 127209302	 605,614.00  15,800.00	     SOLE	      15,800.00	SOLE
    SCHWEPPES PLC ADR

CAPITAL      COMMON 14040H105	 322,040.00   4,025.00	     SOLE	       4,025.00	SOLE
    ONE FINL CORP

CAREMARK     COMMON 141705103 20,023,760.00 449,770.00	     SOLE	     446,270.00	SOLE
    RX INC                                                                     3,500.00 NONE

CHEVRON-     COMMON 166764100	 682,224.00  12,200.00	     SOLE	      12,200.00	SOLE
    TEXACO CORPORATION

CISCO 	      OTC   17275R102	 452,196.00  23,700.00	     SOLE 	      22,450.00	SOLE
    SYSTEMS INC.							       1,250.00 NONE

CITIGROUP,   COMMON 172967101 23,074,318.00 499,120.00	     SOLE	     495,320.00	SOLE
    INC.                                                                       3,800.00 NONE

COACH INC    COMMON 189754104  1,020,528.00  30,400.00	     SOLE             30,400.00	SOLE

COCA COLA CO COMMON 191216100  1,132,761.00  27,132.00	     SOLE	      27,132.00 SOLE

COLGATE      COMMON 194162103	 300,708.00   6,025.00	     SOLE	       6,025.00	SOLE
    PALMOLIVE CO

COMCAST       OTC   20030N200	 613,975.00  20,500.00	     SOLE	      20,500.00	SOLE
    CORP CL A SPL

COMPUTER     COMMON 204912109	 288,540.00  10,500.00	     SOLE	      10,500.00	SOLE
    ASSOC INTL INC

COMPUTER     COMMON 205363104	 207,313.00   4,744.00	     SOLE 	       4,744.00	SOLE
    SCIENCES CORP

DELL INC     COMMON 24702R101    866,745.00  22,472.00	     SOLE	      21,972.00	SOLE
                                                                                 500.00 NONE

DOLLAR TREE  COMMON 256747106	 487,200.00  20,300.00	     SOLE             20,300.00	SOLE
    STORES INC

DUQUESNE     PREFER 266228832	 265,900.00  10,000.00	     SOLE 	      10,000.00	SOLE
    LIGHT COMPANY

E.I. du PONT COMMON 263534109    206,104.00   4,792.00	     SOLE              4,792.00	SOLE
    de NEMOURS &

EDUCATION    COMMON 28139T101	 404,760.00  12,000.00	     SOLE             12,000.00	SOLE
    MANAGEMENT CORPO

EMC          COMMON 268648102	 483,963.00  35,300.00	     SOLE	      33,300.00	SOLE
    CORP/MASS								       2,000.00 NONE

EMERSON      COMMON 291011104	 237,994.00   3,800.00	     SOLE	       3,800.00	SOLE
    ELEC CO

EXXON 	     COMMON 30231G102 10,717,810.00 186,494.00	     SOLE	     186,494.00	SOLE
    MOBIL CORPORATION

FIRST DATA   COMMON 319963104 29,594,379.00 737,279.00	     SOLE 	     734,479.00	SOLE
    CORP								       2,800.00 NONE

FLEET 	     PREFER 33889Y201	 374,180.00  14,645.00	     SOLE 	      14,645.00	SOLE
    CAPITAL TRUST IX

FPL 	     COMMON 302571104    237,050.00   5,636.00	     SOLE	       5,636.00 SOLE
    GROUP INC

GANNETT      COMMON 364730101	 252,512.00   3,550.00	     SOLE 	       3,550.00	SOLE
    INC DEL

GENERAL      COMMON 369604103  6,181,560.00 178,400.00	     SOLE   	     178,400.00	SOLE
    ELECTRIC CO

GILLETTE CO  COMMON 375766102	 202,773.00   4,005.00	     SOLE  	       4,005.00	SOLE

GRAHAM-FIELD COMMON 384632105	       1.00  10,500.00	     SOLE	      10,500.00	SOLE
    HEALTH PRODUC

HARTE-HANKS, COMMON 416196103 22,334,752.00 751,253.00	     SOLE	     740,253.00	SOLE
    INC.								      11,000.00 NONE

HSBC         COMMON 404280406	 204,541.00   2,568.00	     SOLE              2,568.00	SOLE
    HOLDINGS PLC - ADS

HUBBELL      COMMON 443510201	 224,425.00   5,089.00	     SOLE              5,089.00	SOLE
    HARVEY INC CLASS B

ING GROEP NV COMMON 456837103 	 241,987.00   8,627.00	     SOLE	       8,627.00	SOLE

INTEL CORP    OTC   458140100  1,157,890.00  44,500.00	     SOLE  	      42,500.00	SOLE
									       2,000.00 NONE

INTERNATIONAL COMMON 459200101 1,400,789.00  18,879.00	     SOLE	      18,879.00	SOLE
    BUSINESS MAC

JOHNSON      COMMON 478160104  5,879,055.00  90,447.00	     SOLE 	      90,447.00	SOLE
    & JOHNSON

JPMORGAN     COMMON 46625H100  1,163,794.00  32,950.00	     SOLE	      32,950.00	SOLE
    CHASE & COMPANY

KOHLS CORP   COMMON 500255104	 212,458.00   3,800.00       SOLE 	       3,800.00 SOLE

KONINKLIJKE  COMMON 500472303	 264,117.00  10,485.00	     SOLE	      10,485.00	SOLE
    PHILIPS ELEC.

LAUREATE     COMMON 518613104  9,503,321.00 198,565.00	     SOLE	     198,165.00 SOLE
    EDUCATION INC.							         400.00 NONE

MBNA CORP    COMMON 55262L100 24,997,764.00 955,572.00	     SOLE	     947,172.00	SOLE
									       8,400.00 NONE

MCGRAW HILL  COMMON 580645109	 690,300.00  15,600.00	     SOLE	      15,600.00	SOLE
    INC

MEDTRONIC    COMMON 585055106  2,501,457.00  48,300.00	     SOLE	      47,000.00	SOLE
    INC									       1,300.00 NONE

MERCK & CO   COMMON 589331107  1,932,361.00  62,739.00	     SOLE 	      62,739.00	SOLE
    INC

MICROSOFT     OTC   594918104  2,274,699.00  91,574.00	     SOLE 	      90,334.00	SOLE
    CORP								       1,240.00 NONE

MOHAWK 	     COMMON 608190104 24,782,588.00 300,395.00	     SOLE            297,895.00	SOLE
    INDUSTRIES INC							       2,500.00 NONE

PFIZER INC   COMMON 717081103  5,682,997.00 206,055.00	     SOLE            201,915.00	SOLE
									       4,140.00 NONE

PPG INDS INC COMMON 693506107	 251,040.00   4,000.00	     SOLE 	       4,000.00	SOLE

PROCTER      COMMON 742718109  1,418,764.00  26,896.00	     SOLE    	      26,896.00	SOLE
    & GAMBLE COMPANY

PROLOGIS     COMMON 743410102  3,438,307.00  85,445.00	     SOLE	      85,445.00	SOLE

PROTECTIVE   COMMON 743674103	 354,648.00   8,400.00	     SOLE	       8,400.00	SOLE
    LIFE CORP.

QUEST 	     COMMON 74834L100 11,063,646.00 207,690.00	     SOLE	     207,290.00	SOLE
    DIAGNOSTICS INC							         400.00 NONE

REALTY 	     COMMON 756109104    555,638.00  22,190.00	     SOLE 	      22,190.00	SOLE
    INCOME CORPORATION

ROYAL DUTCH  COMMON 780257804  3,845,844.00  59,258.00	     SOLE	      59,258.00	SOLE
    PETROLEUM COMP

S&P 	     COMMON 78462F103	 436,080.00   3,659.00	     SOLE	       3,659.00	SOLE
    DEPOSITORY RECEIPTS

SARA LEE CORP COMMON 803111103	 349,052.00  17,620.00	     SOLE 	      17,620.00	SOLE

SCHERING     COMMON 806605101	 336,924.00  17,677.00	     SOLE 	      17,677.00	SOLE
    PLOUGH CORP

SCHLUMBERGER COMMON 806857108	 417,670.00   5,500.00	     SOLE	       5,500.00 SOLE
    LTD

SCHWAB 	     COMMON 808513105	 117,357.00  10,404.00	     SOLE 	      10,404.00 SOLE
    (CHARLES) CORP.

SIONIX 	      OTC   829400100	   6,275.00 251,000.00	     SOLE	     251,000.00 SOLE
    CORPORATION

SOLECTRON    COMMON 834182107	 139,472.00  36,800.00	     SOLE	      28,800.00 SOLE
    CORP								       8,000.00 NONE

ST PAUL      COMMON 792860108	 260,780.00   6,597.00	     SOLE 	       6,524.00 SOLE
    TRAVELERS COMPANIE								  73.00 NONE

STATE 	     COMMON 857477103 39,083,513.00 810,021.00	     SOLE	     802,821.00 SOLE
    STREET CORP    							       7,200.00 NONE

SUNCOR ENERGY COMMON 867229106	 946,400.00  20,000.00	     SOLE             20,000.00 SOLE


SUNGARD      COMMON 867363103 18,122,222.00 515,275.00       SOLE            510,275.00 SOLE
    DATA SYSTEMS							       5,000.00 NONE

SYSCO 	     COMMON 871829107    220,759.00   6,100.00	     SOLE	       6,100.00 SOLE
    CORPORATION

TANDY 	      OTC   875378101	 117,789.00  10,757.00	     SOLE             10,757.00 SOLE
    BRANDS ACCESSORIES I

TARGET CORP  COMMON 87612E106	 272,050.00   5,000.00	     SOLE	       5,000.00 SOLE

THE BANK     COMMON 064057102	 210,238.00   7,305.00	     SOLE 	       7,305.00 SOLE
    OF NEW YORK CO. I

THE HERSHEY  COMMON 427866108	 490,590.00   7,900.00 	     SOLE  	       7,900.00 SOLE
    COMPANY

THE HOME     COMMON 437076102	 737,739.00  18,965.00	     SOLE	      13,340.00 SOLE
    DEPOT INC.								       5,625.00 NONE

THE J.M.     COMMON 832696405  8,208,867.00 174,880.00       SOLE	     174,580.00 SOLE
    SMUCKER COMPANY							         300.00 NONE

THE RYLAND   COMMON 783764103 28,194,051.00 371,610.00	     SOLE 	     369,010.00 SOLE
    GROUP INC.								       2,600.00 NONE

THE WALT     COMMON 254687106  3,116,554.00 123,771.00	     SOLE	     121,671.00 SOLE
    DISNEY COMPANY							       2,100.00 NONE

TIFFANY & CO COMMON 886547108 15,774,456.00 480,600.00	     SOLE 	     476,600.00 SOLE
									       4,000.00 NONE

U.S. BANCORP COMMON 902973304    206,181.00   7,061.00	     SOLE	       7,061.00 SOLE

UNILEVER N V COMMON 904784709	 388,980.00   6,000.00	     SOLE	       6,000.00 SOLE

UNOCAL CORP  COMMON 915289102	 305,735.00   4,700.00	     SOLE              4,700.00 SOLE


VERIZON      COMMON 92343V104	 350,717.00  10,151.00	     SOLE	       9,451.00 SOLE
    COMMUNICATIONS INC								 700.00 NONE

WACHOVIA CORP COMMON 929903102	 253,902.00   5,119.00	     SOLE 	       5,119.00 SOLE

WALGREEN     COMMON 931422109	 763,986.00  16,612.00	     SOLE	      16,612.00 SOLE
    COMPANY

WAL-MART     COMMON 931142103	 947,612.00  19,660.00	     SOLE 	      19,660.00 SOLE
    STORES INC

WILLIS 	     COMMON G96655108 12,177,075.00 372,160.00	     SOLE	     371,460.00 SOLE
    GROUP HOLDINGS LTD								 700.00 NONE

WRIGLEY      COMMON 982526105	 550,720.00   8,000.00	     SOLE 	       8,000.00 SOLE
    WM JR CO

WYETH	     COMMON 983024100	 718,052.00  16,136.00	     SOLE	      15,136.00 SOLE
									       1,000.00 NONE

ZIMMER 	     COMMON 98956P102	 206,192.00   2,707.00	     SOLE	       2,707.00 SOLE
    HOLDINGS, INC.



    totalS                      424,982,492  10,081,971




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